Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Schedule of Fair Value Hierarchy

The following table presents the fair value hierarchy for the Group’s liabilities that are measured and recorded at fair value as of December 31, 2023 and 2024:

	For the year ended December 31,
	2023			2024
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Warrant liability	—	—	3,952	—	—	68,556	9,392

Schedule of Black Scholes Model for the Valuation of the Fair Value of Warrants	Key inputs related to the Black Scholes model for the valuation of the fair value of warrants are as follows:
	Issuance date November 23, 2022	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024
Expiration of warrant (years)	5	4.9	3.9	2.9
Stock price per ADS (US$)	1.17	0.84	0.20	1.13
Exercise price per ADS (US$)	2.75	2.75	2.75	1.45
Risk-free rate	3.96%	4.05%	3.92%	4.27%
Dividend yield	—	—	—	—
Standard derivation in the value of stock	132.3%	131.2%	132.8%	140.7%
Calculated fair value per ADS (US$)	0.95	0.64	0.10	0.85

	Issuance date October 28, 2024	As of December 31, 2024
Expiration of warrant (years)	5	4.8
Stock price per ADS (US$)	1.48	1.13
Exercise price per ADS (US$)	1.45	1.45
Risk-free rate	4.11%	4.37%
Dividend yield	—	—
Standard derivation in the value of stock	125.4%	127.8%
Calculated fair value per ADS (US$)	1.27	0.95

Schedule of Warrants Outstanding and Fair Values

The warrants outstanding and fair values at each of the respective valuation dates of the warrants issued on November 23, 2022 are summarized below:

	Warrants Outstanding Issued on November 23, 2022	Calculated Fair Value per ADS	Fair Value
		US$	RMB
Fair Value as of November 23, 2022	5,454,546	0.95	36,838
Gain on change in fair value of warrant liability	—	—	(11,219)
Effect of exchange rate changes	—	—	(1,243)
Fair Value as of December 31, 2022	5,454,546	0.64	24,376
Gain on change in fair value of warrant liability	—	—	(20,732)
Effect of exchange rate changes	—	—	308
Fair Value as of December 31, 2023	5,454,546	0.10	3,952
Modification of warrants	4,894,565	—	—
Loss on change in fair value of warrant liability	—	—	58,818
Effect of exchange rate changes	—	—	610
Fair Value as of December 31, 2024	10,349,111	0.85	63,380

The warrants outstanding and fair values at each of the respective valuation dates of the warrants issued on October 28, 2024 are summarized below:

	Warrants Outstanding Issued on October 28, 2024	Calculated Fair Value per ADS	Fair Value
		US$	RMB
Fair Value as of October 28, 2024	761,719	1.27	6,888
Gain on change in fair value of warrant liability	—	—	(1,752)
Effect of exchange rate changes	—	—	40
Fair Value as of December 31, 2024	761,719	0.95	5,176

Schedule of Summarizes the Activities Related to Fair Value of the Warrants

The following table summarizes the activities related to fair value of the warrants issued on November 23, 2022 and October 28, 2024:

	For the Year Ended December 31,
	2023	2024
	RMB	RMB
Fair value of warrants at beginning of the year (Level 3)	24,376	3,952
Issuances	—	6,888
Change in fair value	(20,732)	57,066
Effect of exchange rate changes	308	650
Fair value of warrants at end of the year (Level 3)	3,952	68,556